Note 7 - Commitments (Details Textual)	Dec. 31, 2021 USD ($) $ / shares
Underwriting Agreement, Cash Underwriting Discount, Per Unit (in dollars per share) | $ / shares	$ 0.20
Underwriting Agreement, Cash Underwriting Discount, Aggregate Amount | $	$ 2,500,000
Underwriting Agreement, Deferred Fee, Per Unit (in dollars per share) | $ / shares	$ 0.35
Underwriting Agreement, Cash Underwriting Discount, Aggregate Amount Including Underwriter Shares | $	$ 4,759,615